Investment in Associates and joint ventures - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) Associate	Dec. 31, 2023	Dec. 31, 2022 USD ($)
Disclosure of investment in associates and joint ventures [line items]
Number of material associate | Associate	1
Americas Region [Member]
Disclosure of investment in associates and joint ventures [line items]
Investment in associates impairment reversal			$ 2
111 East 48th Street Holdings LLC [member]
Disclosure of investment in associates and joint ventures [line items]
Material associate investment interest	19.90%
Name of associate	111 East 48th Street Holdings LLC
Barclay associate [member]
Disclosure of investment in associates and joint ventures [line items]
Material associate investment interest	19.90%	19.90%
Description of nature of entity's relationship with associate	The Group held one associate investment which had a significant impact on profit for the prior year, a 19.9% interest in 111 East 48th Street Holdings, LLC (the ‘Barclay associate’) which owns InterContinental New York Barclay, a hotel managed by the Group. The investment is classified as an associate and equity accounted. While the Group has the ability to exercise significant influence through certain decision rights, approval rights relating to the hotel’s operating and capital budgets rest solely with the 80.1% majority member. The Group’s ability to receive cash dividends is dependent on the hotel generating sufficient income to satisfy specified owner returns.
Barclay associate [member] | 111 East 48th Street Holdings LLC [member]
Disclosure of investment in associates and joint ventures [line items]
Name of associate	111 East 48th Street Holdings
Material associate investment interest held by majority member	80.10%
American Associate [Member]
Disclosure of investment in associates and joint ventures [line items]
Impairment loss	$ 4